Discontinued Operations - Certain Selected Components of Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Income (Expense)
Net Loss from Discontinued Operations, Net of Tax	$ (28,075,000)	$ (37,720,000)
Enterprise Apps Business | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff
Income from discontinued operations
Revenues	8,470,000	6,368,000
Cost of Revenues	2,064,000	1,646,000
Gross Profit	6,406,000	4,722,000
Operating Expenses
Research and development	9,323,000	6,704,000
Sales and marketing	4,996,000	4,763,000
General and administrative	10,540,000	20,607,000
Acquisition related costs	16,000	628,000
Impairment of goodwill and intangibles	5,540,000	11,896,000
Amortization of intangibles	3,885,000	3,046,000
Total Operating Expenses	34,300,000	47,644,000
Loss from Operations	(27,894,000)	(42,922,000)
Other Income (Expense)
Interest (expense)/income, net	4,000	1,000
Other income/(expense)	(1,000)	0
Total Other Income (Expense)	3,000	1,000
Loss from discontinued operations, before tax	(27,891,000)	(42,921,000)
Income tax (expense)/benefit	(184,000)	5,201,000
Net Loss from Discontinued Operations, Net of Tax	$ (28,075,000)	$ (37,720,000)